1 Lincoln Street Floor 8 Mail Stop 0805 Boston, MA 02111

September 20, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	AltShares Trust (the “Trust”)
File Nos. 333-233772; 811-23475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information for AltShares Event-Driven ETF, each dated September 15, 2021, do not differ from those contained in Post Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on September 15, 2021 (Accession # 0001104659-21-115972).

Should you have any questions or comments regarding this filing, please contact the undersigned at
(617) 662-1504.

Very truly yours,

/s/ Brian Link

Brian Link

Vice President and Managing Counsel

State Street Bank and Trust Company